Shareholders' Equity (Details Textual)		1 Months Ended	3 Months Ended	9 Months Ended		12 Months Ended
	Nov. 15, 2017 shares	Mar. 31, 2013 $ / shares shares	Sep. 30, 2017 USD ($)	Sep. 30, 2018 shares	Sep. 30, 2017 USD ($)	Dec. 31, 2017 USD ($) Milestone shares	Dec. 31, 2016 Milestone
Class Of Stock [Line Items]
Reverse split of ordinary shares	1-for-7			1- for- 7
Reverse split of ordinary shares, ratio	0.1429			0.1429
Common stock, shares authorized	30,000,000			30,000,000		30,000,000
Restricted Common Stock [Member]
Class Of Stock [Line Items]
Stock issued during period		2,783,686
Share price of stock issued | $ / shares		$ 0.0068
Shares subject to repurchase option		1,538,353
Share based compensation arrangement by share based payment award period from termination date of employee or consultant for repurchase of shares		2 months
Number of milestones achieved | Milestone						2	2
Common shares, unvested				622,667
Share based compensation expense | $			$ 1,500,000		$ 1,500,000	$ 1,495,000
Vested After Obtaining Suitable siRNA License [Member] | Restricted Common Stock [Member]
Class Of Stock [Line Items]
Shares vesting percentage		25.00%
Vested After in Vivo Proof-of-concept Achieved [Member] | Restricted Common Stock [Member]
Class Of Stock [Line Items]
Shares vesting percentage		25.00%
Vested After IND Application Completed [Member] | Restricted Common Stock [Member]
Class Of Stock [Line Items]
Shares vesting percentage		25.00%
Vested After in Human Efficacy Achieved [Member] | Restricted Common Stock [Member]
Class Of Stock [Line Items]
Shares vesting percentage		25.00%
Ordinary Shares [Member] | Arcturus Inc [Member]
Class Of Stock [Line Items]
Stock conversion ratio	0.293